Employees' Stock Option Plans (ESOP) - Summary of Stock Option Grant (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	4,491,012	4,372,269	6,601,609
2015 Stock Incentive Compensation Plan | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	1,590,423	2,660,611	3,854,176
2015 Stock Incentive Compensation Plan | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	49,960	115,250	656,140
2015 Stock Incentive Compensation Plan | KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	284,543	457,151	506,526
2015 Stock Incentive Compensation Plan | KMPs | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants			180,400
2015 Stock Incentive Compensation Plan | Employees Other Than KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	1,305,880	2,203,460	3,347,650
2015 Stock Incentive Compensation Plan | Other Employees | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	49,960	115,250	475,740
2019 Stock Ownership Program | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	2,850,629	1,596,408	2,091,293
2019 Stock Ownership Program | KMPs | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	146,962	311,808	352,793
2019 Stock Ownership Program | Employees Other Than KMPs | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	2,703,667	1,284,600	1,738,500